Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Stockholders' equity (deficit):
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	15,000,000	15,000,000
Preferred stock shares issued	2,727,323	3,636,360
Preferred stock shares outstanding	2,727,323	3,636,360
Common stock par value	$ 0.001	$ 0.001		$ 0.001
Common stock shares authorized	350,000,000	350,000,000	350,000,000	140,000,000
Common stock shares issued	129,298,133	111,438,236		66,600,367
Common stock shares outstanding	129,298,133	111,438,236		66,600,367
Series A Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock par value		$ 0.001		$ 0.001
Preferred stock shares authorized	53	15,000,000		15,000,000
Preferred stock shares issued		116		136
Preferred stock shares outstanding		116		136
Series B Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock par value		$ 0.001		$ 0.001
Preferred stock shares authorized	2,727,270	15,000,000		15,000,000
Preferred stock shares issued		3,636,360		0
Preferred stock shares outstanding		3,636,360		0